IFRS 7 Disclosure (Liquidity Risk) (Narrative) (Details) $ in Billions	12 Months Ended
Oct. 31, 2024 CAD ($)
IFRS 7 Disclosure [Abstract]
Increase in unencumbered liquid assets	$ 33